Offerings	May 07, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) This registration statement includes such indeterminate number of ordinary shares, rights, warrants, debt securities and units comprised of, or other combinations of, the foregoing securities as may be issued and sold by the registrant from time to time at indeterminate prices, with an initial aggregate public offering price of all of such securities not to exceed $250,000,000. Pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereunder include such indeterminate number of securities as may be issued upon conversion or exchange of any warrants registered hereunder that provide for conversion or exchange or upon exercise of warrants or rights or pursuant to the anti-dilution provisions of any such securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. No separate consideration will be received for any securities registered hereunder that are issued in exchange for, or upon conversion of, as the case may be, the warrants. In addition, pursuant to Rule 416 under the Securities Act, the securities registered hereunder include such indeterminate number of securities as may be issued with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act, and General Instruction II.C of Form F-3, which permit the registration fee to be calculated on the basis of the maximum offering price of all of the securities to be offered, in the case of the primary offering.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-271637
Carry Forward Initial Effective Date	May 12, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-271637
Carry Forward Initial Effective Date	May 12, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-271637
Carry Forward Initial Effective Date	May 12, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-271637
Carry Forward Initial Effective Date	May 12, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-271637
Carry Forward Initial Effective Date	May 12, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-271637
Carry Forward Initial Effective Date	May 12, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 173,853.00
Offering Note	(3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $150,000,000 of unsold securities that were previously registered by the registrant on the expiring registration statement on Form F-3 (File No. 333-271637) initially filed on May 4, 2023, and declared effective on May 12, 2023 (the "Prior Registration Statement"), and were not sold thereunder. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement. If the registrant sells any of such unsold securities pursuant to the Prior Registration Statement after the date of filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement which will reduce the number of such unsold securities included on this registration statement.